Private Placement (Details) - Motive Capital - USD ($)		3 Months Ended	12 Months Ended
	Dec. 15, 2020	Dec. 31, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 11,080,000
Number of shares per warrant	1
Private Placement. | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	7,386,667		7,386,667
Price of warrants			$ 1.50
Aggregate purchase price	$ 11,080,000		$ 11,080,000
Number of shares per warrant			1
Exercise price of warrant			$ 11.50